Ordinary Shares - Schedule of Number of Ordinary Shares Issued (Details) - shares		Jun. 30, 2025	Jun. 30, 2024
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization	[1]	72,243,992	50,716,451
Scage International’s ordinary shares issued and outstanding as of June 30, 2024 [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization		104,766,463
Scage International’s ordinary shares issued to a PIPE investor on November 19, 2024 [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization		3,442,342
Scage International’s ordinary shares issued and outstanding prior to the Reverse Recapitalization [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization		108,208,805
Scage International’s convertible redeemable preferred shares issued and outstanding as of June 30, 2024 [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization		31,191,586
Scage International’s convertible redeemable preferred shares issued and outstanding prior to the Reverse Recapitalization [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization		31,191,586
Conversion of Scage International’s ordinary shares [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization	[2]	52,382,856
Conversion of Scage International’s convertible redeemable preferred shares [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization	[2]	15,099,551
Conversion of Finnovate’s Public Shares [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization	[3]	99,085
Conversion of Finnovate’s Sponsor Shares [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization	[3]	4,312,500
Conversion of Finnovate’s EBC Founder Shares [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization	[3]	150,000
Shares issued to a capital market advisor [Member]
Schedule of Number of Ordinary Shares Issued [Line Items]
Total number of ordinary shares as of closing of the Reverse Recapitalization		200,000

[1]	Par value of ordinary shares, share data and accumulated deficit have been retroactively restated to give effect to the Reverse Recapitalization (defined below) related to the Business Combination (defined below) completed on June 27, 2025. (Note 1 and Note 15)
[2]	On the Closing Date, Scage International converted its (i) 108,208,805 issued and outstanding ordinary shares; and (ii) 31,191,586 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 52,382,856 and 15,099,551 ordinary shares of the Company, respectively, based on the approximately exchange ratio of approximately 1:0.4841.
[3]	On the Closing Date, Finnovate converted its issued and outstanding (i) 99,085 Public Shares after redemption, (ii) 4,312,500 Sponsor Shares, and (iii) 150,000 EBC Founder Shares into 4,561,585 ordinary shares of the Company.